FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments measured at fair value [Abstract]
Transfers out of level 1 to level 2	$ 0	$ 0	$ 0
Transfers out of level 2 to level 1	0	0	0
Transfers into level 3	0	0	0
Transfers out of level 3	0	0	$ 0
Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	2	35
Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	974	1,892
Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	21,372	5,636
Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	24,595	23,375
Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,000	1,000
Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,102
Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		400
Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		3,000
Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	10,284	10,000
Binomial Model [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,540
Binomial Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	763,939
Level 1 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	2	35
Level 1 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	974	1,892
Level 1 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	21,372	5,636
Level 1 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 1 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 1 [Member] | Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 1 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 1 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 1 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 1 [Member] | Binomial Model [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 1 [Member] | Binomial Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 2 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 2 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Binomial Model [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Binomial Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 3 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 3 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Receivables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 3 [Member] | Quoted Price [Member] | Cryptocurrency-Settled Payables [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 3 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	24,595	23,375
Level 3 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,000	1,000
Level 3 [Member] | Recent Transaction Price [Member] | Investment F, I and J in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,102
Level 3 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		400
Level 3 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		3,000
Level 3 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	10,284	$ 10,000
Level 3 [Member] | Binomial Model [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,540
Level 3 [Member] | Binomial Model [Member] | Derivative Liabilities [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	$ 763,939